UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22548

The Wall Street EWM Funds Trust
(Exact name of registrant as specified in charter)

55 E. 52nd Street
New York, NY  10055
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street EWM Funds Trust
55 E. 52nd Street
New York, NY  10055
(Name and address of agent for service)

(800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31,2011

Date of reporting period:  December 31,2011

Item 1. Reports to Stockholders.

Macro Opportunity Fund

ANNUAL REPORT
December 31, 2011

EVERCORE WEALTH MANAGEMENT

MACRO OPPORTUNITY FUND
SHAREHOLDER LETTER

Dear Shareholder:

The Evercore Macro Opportunity Fund launched July 1, 2011 and the investment strategy of the fund is based on the premise that governmental policies can influence the market price of assets.  This creates both opportunities and risks to traditional stock and bond portfolios.  EWMOX’s flexibility to take positions in any market or instrument, investing long and short in currency, debt, commodity and equities, intending to hedge  policy risk, has allowed it to recognize positive returns in conditions that could harm stocks, bonds or both.  The portfolio invests with the policy cycle in mind as opposed to the traditional emphasis on the business cycle.

Returns across asset classes were low in 2011, but volatility was extreme, especially within equities.  Correlation to other assets matters to the usefulness of EWMOX in the context of an investor’s total portfolio.  The fund was inversely correlated to equity returns for the third and fourth quarters which enabled us to generate a 12.9% return in the third quarter but a -9.7% return in the fourth quarter.  For the six months since its inception, the fund returned 1.94%.

EWMOX is a hedging strategy not an absolute return strategy, and it does not invest on the long side in the asset classes we seek to protect from policy risks.  Few other assets offered return potential for EWMOX.  The US dollar was flat.  Ten-year US Treasury yields hovered on either side of 2%, near their summer lows.  TIPS appreciated slightly, a sign of weakening not strengthening economic results.  Returns on industrial commodities and gold were mixed and did not offer a significant offset to equity hedges.

The lone movement of equity prices in the last three months of the year left EWMOX exposed to losses on equity hedges without offsetting gains in investments in other asset classes.  The portfolio therefore appeared to be a bear market fund which it is not.  This delinking of asset classes is far from unprecedented – though it was severe in the fourth quarter.

Distortions in an asset class resulting from governmental economic intervention may be mirrored by countervailing adjustments in other assets.  Offsetting relationships existed for much of 2011 as equity prices, commodities, nominal Treasury yields and TIPS yields adjusted largely in unison to tightening fiscal and monetary policies across the world.  This relationship did not endure in the fourth quarter as happens from time to time.

The return of the fund is not predicated on a macro-economic forecast.  To be effective, we do not need to guess which asset class is correctly assessing the future.  With markets as dependent on government policy as they are, picking the right asset class is often as arbitrary as future policy.  We need only be correct in believing asset classes may reflect the same reality eventually and then efficiently select appropriate hedges.  We do have a macro-economic expectation as it specifically relates to markets and government policy.  In our view, there are risks associated with at least one asset class, possibly multiple asset classes and potentially all traditional asset classes.

In many ways, 2011 was a year where policymakers sought to assign losses unsuccessfully – first to currency holders via money printing then to equity investors via austerity and balanced budget efforts and finally to bond holders via debt restructuring.  More losses may still be assigned and the goal of the EWMOX fund is to minimize the likelihood our investors are assigned losses by policymakers.

Sincerely,

John McDermott, CFA
Brian Pollak, CFA
Judith McDonald Moses, CFA

Portfolio Managers

Past performance is not a guarantee of future results.

This report must be preceded or accompanied by a prospectus.

Opinions expressed as those of the fund, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  Investment by the Fund in lower rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund  may make short sales of securities, which involves the risk that losses may exceed the original amount invested.  The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  The investment in options is not suitable for all investors.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETFs shares may trade at a discount to its net asset value, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  Derivatives, including futures, swaps and forward foreign currency contracts, may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to risk assumed.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  One cannot invest directly in an index.

Correlation is a statistical measure of how two securities move in relation to each other.

The Evercore Wealth Management Macro Opportunity Fund is distributed by Quasar Distributors, LLC.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED SCHEDULE OF
INVESTMENTS
December 31, 2011

		Shares	Value
COMMON STOCKS – 11.7%
Energy – 5.6%
Enterprise Products Partners LP (b)		48,650	$2,256,387
Williams Companies, Inc.		58,750	1,939,925
			4,196,312
Oil and Gas Pipelines – 6.1%
Enbridge Energy Partners LP (b)		71,300	2,366,447
Kinder Morgan, Inc.		66,550	2,140,914
			4,507,361
TOTAL COMMON STOCKS
(Cost $7,764,357)			8,703,673

		Principal
		Amount
FOREIGN
GOVERNMENT
BONDS – 6.4%
Canadian Government (a)
3.25%, 06/01/2021	C$	2,125,000	2,319,613
2.75%, 06/01/2022	C$	2,350,000	2,458,717
TOTAL FOREIGN
GOVERNMENT BONDS
(Cost $4,671,871)			4,778,330

		Shares
EXCHANGE
TRADED FUNDS – 25.4%

Currency-Linked ETFs – 11.1%
CurrencyShares Canadian
Dollar Trust		4,700	458,814
ProShares Trust II
UltraShort Euro (b)		385,250	7,839,838
			8,298,652
Index-Linked ETFs – 14.3%
ProShares Trust UltraShort
MSCI Emerging Markets (b)		111,397	3,823,145
Proshares Trust UltraShort
MSCI Europe (b)		146,550	6,829,230
			10,652,375
TOTAL EXCHANGE
TRADED FUNDS
(Cost $17,804,883)			18,951,027

MUTUAL FUND – 8.6%
RidgeWorth Seix Floating
Rate High Income Fund		738,933	6,391,770

TOTAL MUTUAL FUND
(Cost $6,424,416)			6,391,770

		Contracts
		(100 shares
		per contract)
PURCHASED
OPTIONS (b) – 7.9%
Call Options – 0.6%

Commodity-Linked ETF – 0.6%
SPDR Gold Trust
Expiration March 2012,
Exercise Price $154.00 (e)		794	424,790
Total Call Options			424,790

Put Options – 7.3%

Aerospace – 0.2%
Raytheon Co.
Expiration May 2012,
Exercise Price $44.00		948	126,084

Agriculture – 0.5%
Monsanto Company
Expiration April 2012,
Exercise Price $75.00		432	345,600

Building & Construction – 0.5%
KB Home
Expiration April 2012,
Exercise Price $7.00		3,131	347,541

Computers and Peripherals – 0.2%
International Business Machines Corp.
Expiration April 2012,
Exercise Price $190.00		152	191,520

Currency-Linked ETF – 0.7%
CurrencyShares Australian Trust
Expiration March 2012,
Exercise Price $107.00		776	504,400

Energy – 0.2%
Exxon Mobil Corp.
Expiration April 2012,
Exercise Price $80.00		550	141,350

The accompanying notes are an integral part of these financial statements.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED SCHEDULE OF
INVESTMENTS (continued)
December 31, 2011

	Contracts
	(100 shares
	per contract)	Value
PURCHASED
OPTIONS (b) – 7.9% (continued)

Energy Equipment &
Services – 0.2%
Schlumberger Ltd.
Expiration February 2012,
Exercise Price $67.50	451	$153,340

Financial Services – 0.4%
JP Morgan Chase & Co.
Expiration March 2012,
Exercise Price $35.00	880	312,400

Index-Linked ETFs – 1.6%
iShares MSCI Germany Index Fund
Expiration April 2012,
Exercise Price $20.00	2,062	463,950
SPDR S&P 500 ETF Trust
Expiration February 2012,
Exercise Price $124.00	2,058	712,068
		1,176,018
Machinery – 0.5%
Cummins Inc.
Expiration March 2012,
Exercise Price $92.500	335	291,450
Deere & Company
Expiration March 2012,
Exercise Price $70.00	611	113,035
		404,485
Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold Inc.
Expiration February 2012,
Exercise Price $41.00	613	324,890

Personal & Household
Products – 0.6%
Avon Products, Inc.
Expiration April 2012,
Exercise Price $18.00	1,639	286,825
Personal & Household
Products – 0.6% (continued)
Colgate-Palmolive Co.
Expiration May 2012,
Exercise Price $90.00	391	146,625
		433,450
Semiconductors – 0.3%
Texas Instruments Inc.
Expiration April 2012,
Exercise Price $30.00	958	223,214

Services – 0.3%
Automatic Data Processing, Inc.
Expiration May 2012,
Exercise Price $52.50	866	203,510

Software – 0.3%
Salesforce.com, Inc.
Expiration May 2012,
Exercise Price $120.00	102	251,430

Specialty Retail – 0.1%
The Home Depot, Inc.
Expiration February 2012,
Exercise Price $37.00	1,139	37,587

Transportation – 0.2%
Union Pacific Corp.
Expiration May 2012,
Exercise Price $95.00	423	158,625

Utilities – 0.1%
Duke Energy Corp.
Expiration April 2012,
Exercise Price $20.00	4,377	131,310
Total Put Options		5,466,754

TOTAL PURCHASED OPTIONS
(Cost $7,999,246)		5,891,544

The accompanying notes are an integral part of these financial statements.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED SCHEDULE OF
INVESTMENTS (continued)
December 31, 2011

	Shares	Value
SHORT-TERM
INVESTMENTS – 38.1%
MONEY MARKET FUND – 7.3%
First American Treasury
Obligations, Class Z,
0.000% (c)	5,436,585	$5,436,585

	Principal
	Amount
U.S. TREASURY
BILLS (d) – 30.8%
United States Treasury Bills,
0.005%, 2/2/2012	$4,000,000	3,999,982
United States Treasury Bills,
0.006%, 2/23/2012	5,000,000	4,999,956
United States Treasury Bills,
0.017%, 3/8/2012	5,000,000	4,999,840
United States Treasury Bills,
0.017%, 3/29/2012	5,000,000	4,999,790
United States Treasury Bills,
0.020%, 6/7/2012	4,000,000	3,999,644

TOTAL
U.S. TREASURY BILLS		22,999,212

TOTAL SHORT-TERM
INVESTMENTS
(Cost $28,436,106)		28,435,797

TOTAL INVESTMENTS
(Cost $73,100,879) – 98.1%		73,152,141

Other Assets in Excess
of Liabilities – 1.9%		1,403,664

TOTAL NET
ASSETS – 100.0%		$74,555,805

Percentages are stated as a percent of net assets.
(a)	Foreign Domiciled
(b)	Non-income producing security
(c)	Variable Rate Security – the rate shown is the annualized seven-day effective yield as of December 31, 2011
(d)	Yield shown is effective yield as of December 31, 2011
(e)	Security held by EWM Cayman, Ltd.
C$ – Canadian Dollar

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED STATEMENT OF
ASSETS AND LIABILITIES
December 31, 2011

ASSETS:
Investments, at value (cost $73,100,879)	$73,152,141
Receivable for fund shares sold	3,817,151
Prepaid expenses	24,487
Expense reimbursement due
from Adviser (Note 5)	21,409
Dividends receivable	19,989
Interest receivable	11,091
Total Assets	77,046,268

LIABILITIES:
Payable for investments purchased	2,374,504
Accrued expenses and other payables	59,243
Investment advisory fee payable (Note 5)	42,537
Shareholder servicing fee payable	14,179
Total Liabilities	2,490,463
NET ASSETS	$74,555,805
NET ASSETS CONSIST OF:
Capital stock	$76,825,051
Net unrealized appreciation
on investments and translation of assets
and liabilities in foreign currencies	51,262
Accumulated net investment loss	(59,622)
Accumulated undistributed net realized
loss on investments and foreign
currency transactions	(2,260,886)
TOTAL NET ASSETS	$74,555,805

Shares outstanding
(unlimited shares authorized,
no par value)	7,381,759
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$10.10

The accompanying notes are an integral part of these financial statements.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED STATEMENT OF OPERATIONS
For the period ended December 31, 2011*

INVESTMENT INCOME:
Dividend income	$121,383
Interest income	19,493
Total investment income	140,876

EXPENSES:
Investment advisor fees (Note 5)	144,283
Shareholder servicing fees (Note 5)	48,094
Administration and fund accounting fees	42,000
Federal and state registration fees	25,914
Professional fees	19,500
Directors’ fees and expenses	10,238
Transfer agent fees and expenses	10,200
Custody fees	5,400
Insurance expense	3,764
Reports to shareholders	3,740
Miscellaneous expense	1,500
Total expenses before
expense reimbursement	314,633
Expenses reimbursed by Adviser (Note 5)	(74,151)
Net expenses	240,482
NET INVESTMENT LOSS	(99,606)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY:
Net realized loss on investment and
foreign currency transactions	(3,057,127)
Change in unrealized appreciation
(depreciation) on investments and
translations of assets and liabilities
in foreign currencies	51,262
Net realized and unrealized gain (loss)
on investments and foreign currency	(3,005,865)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(3,105,471)

*	The Fund commenced operations on July 1, 2011.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED STATEMENTS OF
CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2011*
OPERATIONS:
Net investment loss	$(99,606)
Net realized loss on investment
and foreign currency transactions	(3,057,127)
Change in unrealized appreciation
on investments and translation
of assets and liabilities
in foreign currencies	51,262
Net decrease in net assets
resulting from operations	(3,105,471)

CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold	79,947,178
Cost of shares redeemed	(1,870,114)
Reinvested distributions	142,478
Net increase in net assets
resulting from capital
share transactions	78,219,542

DISTRIBUTIONS TO
SHAREHOLDERS FROM NET
INVESTMENT INCOME	(658,266)

TOTAL INCREASE
IN NET ASSETS	74,455,805

NET ASSETS:
Beginning of period	100,000
End of period	$74,555,805

ACCUMULATED NET
INVESTMENT LOSS	$(59,622)

The accompanying notes are an integral part of these financial statements.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS
December 31, 2011

1.	Organization

Evercore Wealth Management Macro Opportunity Fund and its subsidiary (the “Fund”), a series of The Wall Street EWM Funds Trust (the “Trust”), which was formed as a Delaware statutory trust on April 11, 2011, is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended.  The Fund seeks long-term capital appreciation by investing in a combination of fixed income securities, equity securities, currencies and commodity-linked instruments.  The Fund utilizes a wholly-owned subsidiary to achieve its investment objective.  See Note 2(f).  The Fund currently offers one class of shares, which have no front end sales load, no deferred sales charge, no redemption fee, and no 12b-1 fee.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.  All shares of the Fund have equal rights and privileges.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period.  Actual results could differ from those estimates and assumptions.

(a) Investment Valuation – Common stocks, exchange-traded funds options and other securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the mean between the closing bid and asked prices.  Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, which uses various valuation methodologies, such as matrix pricing and other analytical pricing models, as well as market transactions and dealer quotations, and are subject to review by the Fund’s investment adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Short-term debt securities maturing within 60 days are valued at amortized cost.  Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Fund’s investment adviser pursuant to procedures approved by and under the supervision of the Fund’s Board of Trustees.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –
Observable inputs other than quoted prices included in level 1.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.  As of December 31, 2011, the Fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total
Common
Stocks	$8,703,673	$—	$—	$8,703,673
Foreign
Government
Bonds	—	4,778,330	—	4,778,330
Exchange-
Traded
Funds	18,951,027	—	—	18,951,027
Mutual
Funds	6,391,770	—	—	6,391,770
Purchased
Options	5,891,544	—	—	5,891,544
Short-Term
Investments	5,436,585	22,999,212	—	28,435,797
	$45,374,599	$27,777,542	$—	$73,152,141

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS (continued)
December 31, 2011

Please refer to the Consolidated Schedule of Investments for further industry breakout.  The Fund did not hold any Level 3 assets during the period.  Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2011, the Fund did not recognize any transfers between valuation levels.

(b) Federal Income and Excise Taxes – The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.  The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  Management has concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions expected to be taken on returns filed for open tax year 2011.

(c) Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.  These reclassifications have no effect on net assets or net asset value per share.

(d) Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts and premiums are amortized over the life of the security.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

(e) Foreign Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.  The Fund reports net realized foreign currency gains or losses that arise from currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

(f) Consolidation of Subsidiary – The consolidated financial statements include the accounts of EWM Cayman, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund.  All intercompany accounts and transactions have been eliminated in consolidation.  The Fund may invest up to 25% of its total assets in its Subsidiary.  The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies.  As of December 31, 2011, the Subsidiary’s net assets were $398,742, which represented approximately 0.5% of the Fund’s net assets.

The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time.  For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes.  As a wholly-owned CFC, however, the Subsidiary’s net income and capital gain will be included each year in the Fund’s investment company taxable income.

3.	Purchased Options

The Fund may invest in options in order to manage risk, or gain or reduce exposure to various other investments or markets.  Premiums paid for options purchased are recorded as investments and marked-to-market daily to reflect the current market value of the options.  If an option purchased expires, a loss is realized in the amount of the cost of the option.  If a purchased option is sold, a gain or loss is realized to the extent that the sales proceeds are greater or less than the cost of the option.  If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS (continued)
December 31, 2011

of the security acquired is increased by the premium paid for the call.  Purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded.

As of December 31, 2011, the Fund’s purchased options are included as investments on the Consolidated Statement of Assets and Liabilities with a total fair value of $5,891,544 and a total cost of $7,999,246.  The Consolidated Statement of Operations for the period ended December 31, 2011 includes realized losses and change in unrealized depreciation of $(2,949,569) and $(2,107,702), respectively, for purchased options.  For the period ended December 31, 2011, 56,203 option contracts were purchased, 2,297 options contracts expired, and 30,218 options contracts were terminated in closing transactions, resulting in 23,688 options contracts outstanding as of December 31, 2011.

4.	Investment Transactions

The aggregate purchases and sales of securities for the period ended December 31, 2011, excluding short-term investments, were $75,967,952 and $39,111,175, respectively.  There were no purchases or sales of long-term U.S. government securities.

5.	Investment Adviser

Evercore Wealth Management, LLC (“EWM”) is the investment adviser to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and EWM, EWM is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

EWM has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) for the Fund do not exceed 1.25% of the Fund’s average daily net assets.  This agreement will continue in effect until June 30, 2013.  EWM has the right to recover any fee reductions and/or expense reimbursements made in the three prior fiscal years pursuant to this agreement, provided that the Fund’s total annual operating expenses do not exceed 1.25% of average daily net assets in the year of reimbursement.  Accordingly, $74,151 of the expenses reimbursed by EWM during 2011 may be recovered through December 31, 2014.  For the period ended December 31, 2011, EWM received $144,283 in investment advisory fees and reimbursed Fund expenses of $74,151.

The Fund has a shareholder servicing agreement (a “Servicing Agreement”) with EWM pursuant to which EWM may compensate certain persons who provide shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders.  For services provided under the Servicing Agreement, EWM receives fees from the Fund at an annual rate of 0.25% of the average daily net assets.  This agreement will continue in effect until June 30, 2012.  For the period ended December 31, 2011, EWM received $48,094 in shareholder servicing fees.

Certain officers and trustees of the Trust are interested persons of EWM.

6.	Shares of Common Stock

Transactions in shares of common stock were as follows:

Period ended
December 31, 2011
Shares Sold	7,537,851
Shares Redeemed	(180,212)
Shares Reinvested	14,120
Net Increase (Decrease)	7,371,759
Shares Outstanding:
Beginning of Period	10,000
End of Period	7,381,759

7.  Tax Information
As of December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Cost of investments	$73,250,831
Gross unrealized appreciation	$2,345,484
Gross unrealized depreciation	(2,444,174)
Net unrealized depreciation	$(98,690)
Undistributed ordinary income	—
Undistributed long-term
capital gain (loss)	—
Total distributable earnings	—
Other accumulated gains (losses)	$(2,170,556)
Total accumulated earnings (losses)	$(2,269,246)

The basis of investments for tax and financial reporting differs, principally due to wash sales.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS (continued)
December 31, 2011

The tax character of distributions paid during the period ended December 31, 2011 were as follows:

Ordinary	Long Term
Income	Capital Gains	Total
$658,266	$—	$658,266

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward and offset such losses against any future realized capital gains.  At December 31, 2011, the Fund had a short-term capital loss carryover of $437,171 and a long-term capital loss carryover of $469,053, which may be carried forward indefinitely to offset future capital gains.  The Fund intends to defer and treat $1,671,354 of post-October capital losses and $28,478 of post-October currency losses incurred during the period ended December 31, 2011 as arising in the year ending December 31, 2012.

8.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2011, SEI Private Trust Co. beneficially owned 70.57% of the outstanding shares of the Fund.

9.	Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of
common stock outstanding throughout the period.

For the Period Ended
December 31, 2011 (1)
Per Share Data:
Net asset value,
beginning of period	$10.00

Income from investment operations:
Net investment loss(2)	(0.01)
Net realized and unrealized gains
(losses) on investments(3)	0.20
Total from investment operations	0.19

Less distributions:
Distributions from net
investment income	(0.09)
Total distributions	(0.09)
Net asset value, end of period	$10.10
Total return(4)	1.94%

Supplemental data and ratios:
Net assets, end of period (000’s)	$74,556
Ratio of operating expenses
to average net assets,
before reimbursements(5)	1.64%
Ratio of operating expenses
to average net assets,
net of reimbursement(5)	1.25%
Ratio of net investment
loss to average net assets,
before reimbursements(5)	(0.90)%
Ratio of net investment
loss to average net assets,
net of reimbursement(5)	(0.52)%
Portfolio turnover rate(4)	190.94%
________

(1)	The Fund commenced operations on July 1, 2011.
(2)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses on the Consolidated Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Evercore Wealth Management Macro Opportunity Fund and Subsidiary

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Evercore Wealth Management Macro Opportunity Fund and Subsidiary (the “Fund”), a series of Wall Street EWM Funds Trust, as of December 31, 2011, and the related consolidated statements of operations, and changes in net assets and consolidated financial highlights for the period July 1, 2011 (commencement of operations) to December 31, 2011.  These consolidated financial statements and financial highlights are the responsibility of Fund management.  Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements.  Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evercore Wealth Management Macro Opportunity Fund and Subsidiary as of December 31, 2011, the results of their operations, the changes in their net assets and their financial highlights for the period July 1, 2011 (commencement of operations) to December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
February 28, 2012

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
PERFORMANCE INFORMATION
For periods ended December 31, 2011 (Unaudited)

Value of $10,000 Investment

This chart assumes an initial investment of $10,000 on July 1, 2011.  Fund performance reflects any fee waivers in effect.  In the absence of fee waivers, total return would be reduced.  Returns shown include the reinvestment of all distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

Total Return from July 1, 2011 (Inception)
through December 31, 2011

Since Inception
Evercore Wealth Management
Macro Opportunity Fund	1.94%
Barclays Capital U.S. TIPS Index1	7.50%
S&P 500 Index2	-5.07%

Index performance is for illustrative purposes only and does not reflect any fees, expenses, or taxes.  Direct investment in the indexes is not available.

1  Barclays Capital U.S. TIPS Index – an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury.

2  S&P 500 Index – an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
EXPENSE EXAMPLE
For the Six Months Ended December 31, 2011 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

			Expenses
			paid
	Beginning	Ending	during
	account	account	period
	value	value	7/1/11-
	7/1/11	12/31/11	12/31/11*
Actual	$1,000.00	$1,019.40	$6.33
Hypothetical (5% return
before expenses)	1,000.00	1,018.80	6.33

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% for the period ended December 31, 2011, multiplied by the average account value over the period, and multiplied by 183/365 (to reflect the period from July 1, 2011 to December 31, 2011).

EVERCORE WEALTH MANAGEMENT MACRO OPPORTUNITY FUND
ALLOCATION OF PORTFOLIO ASSETS BY SECURITY TYPE
(Calculated as a percentage of net assets)
December 31, 2011 (Unaudited)

EVERCORE WEALTH MANAGEMENT MACRO OPPORTUNITY FUND
TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below.  The SAI includes additional information about the Fund’s officers and trustees and is available, without charge, upon request by calling 1-800-443-4693.

# of Portfolios in
		Term of		Fund Complex
	Position(s)	Office and	Principal	Overseen	Other Directorships
Name, Address	Held with	Length of	Occupation(s) During	by Trustee	Held by Trustee
and Age	the Fund	Time Served	Past Five Years	or Officer	or Officer

INDEPENDENT
TRUSTEES:

Harlan K. Ullman, Ph.D.	Independent	Since 1984	Chairman, Killowen Group, a	2	Chairman, CNI Guard
1245 29th Street, N.W.	Trustee		consulting firm, since 1984;		Ltd. and Guard, Inc.;
Washington, DC 20007			Distinguished Senior Fellow,		Advisory Board
Age: 70			National Defense University;		Member and Director,
			Senior Advisor, The Atlantic		IE-SPS.
Council, since 2007.

Amb. Kurt D. Volker	Independent	Since 2009	Executive Director, McCain	2	None.
55 E. 52nd Street	Trustee		Institute for International
23rd Floor			Leadership, Arizona State
New York, NY 10055			University, since February
Age: 47			2012; Senior Fellow, Center
for Transatlantic Relations,
JHU-SAIS, a think tank,
since September 2009; Senior
Advisor, Atlantic Council, since
October 2009; Managing
Director, International – BGR
Group, 2011-2012; Senior Adviser,
McLarty Associates, a global
consulting firm, 2010-2011;
U.S. Ambassador to NATO,
2008-2009; Diplomat, U.S.
Department of State, 1988-2009.
INTERESTED
TRUSTEE:
Robert P. Morse*	Chairman,	Since 1984	Partner and Principal, Evercore	2	English Speaking Union
55 E. 52nd Street	President and		Wealth Management, LLC since		of the U.S.; Society of
23rd Floor	Trustee		2010; President and a Director,		Mayflower Descendants;
New York, NY 10055			MorseWilliams & Co., Inc., an		Whitehead Institute of
Age: 66			investment adviser, 1981-2010;		Biomedical Research;
			President and sole Director,		Youngs Memorial
			Wall Street Management		Cemetery/Theodore
			Corporation 1984-2010, and		Roosevelt Memorial;
			President and Director,		Sterling Gorge, Vermont,
			Morse Williams Holding		Preservation Trust.
Co., Inc., since 1986.

EVERCORE WEALTH MANAGEMENT MACRO OPPORTUNITY FUND
TRUSTEES AND OFFICERS (Continued)

# of Portfolios in
		Term of		Fund Complex
	Position(s)	Office and	Principal	Overseen	Other Directorships
Name, Address	Held with	Length of	Occupation(s) During	by Trustee	Held by Trustee
and Age	the Fund	Time Served	Past Five Years	or Officer	or Officer

OFFICERS:
Michael R. Linburn	Executive	Since 1993	Managing Director and	2	The Stanley R. and
55 E. 52nd Street	Vice		Independent Consultant to		Elisabeth G. Jacobs
23rd Floor	President		Evercore Wealth Management,		Foundation; eLot, Inc.
New York, NY 10055			LLC since 2010; Managing
Age: 78	Secretary	Since 2001	Director and Principal, Morse,
Williams & Co., Inc., an
	Chief	Since 2005	investment adviser, 2003-2010;
	Compliance		Chief Compliance Officer,
	Officer		Morse Williams & Co., Inc.
2005-2010; Director of
Marketing, Morse, Williams &
Co., Inc., 1992-2010.

Jian H. Wang	Executive	Since 1998	Vice President, Evercore Wealth	2	None
55 E. 52nd Street	Vice		Management, LLC since 2010;
23rd Floor	President and		Managing Director and Principal,
New York, NY 10055	Treasurer		Morse, Williams & Co., Inc., an
Age: 49			investment adviser, 2005-2010;
Senior Trader, Morse, Williams &
Co., Inc., 1998-2010.

I. Andrew McLaughlin	Vice	Since 2011	Associate, Evercore Wealth	2	None
55 E. 52nd Street	President		Management, LLC since 2010;
23rd Floor			Associate, Morse, Williams
New York, NY 10055			& Co., Inc., an investment
Age: 30			adviser, 2004-2010.

*  Denotes a trustee who is an “interested person” as that term is defined in Section 2 (a)(19) of the 1940 Act.

ADDITIONAL INFORMATION
December 31, 2011 (Unaudited)

Information about Proxy Voting
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693.  The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Advisory Agreement
In reaching its decision to recommend the approval of the investment advisory agreement (the “Advisory Agreement”) with Evercore Wealth Management, LLC (“EWM”), the Board of Trustees, including each of the Independent Trustees (the “Board”), of The Wall Street EWM Funds Trust (the “Trust”), met at a meeting held on June 23, 2011, during which the Board reviewed materials related to EWM.  In the course of their review, the Trustees considered their fiduciary responsibilities with regard to all factors deemed to be relevant to the Trust.  The Board also considered other matters, including, but not limited to the following: (1) the nature, extent, and quality of the services to be provided by EWM; (2) the cost of the services to be provided and the profits to be realized by EWM and its affiliates from services rendered to the Trust; (3) comparative fee and expense data for the Evercore Wealth Management Macro Opportunity Fund (“Macro Opportunity Fund”) and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Macro Opportunity Fund proposed to be managed by EWM grows and whether the proposed advisory fee for the Macro Opportunity Fund reflects these economies of scale for the benefit of the Macro Opportunity Fund; and (5) other financial benefits to EWM and its affiliates resulting from services rendered to the Macro Opportunity Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Nature, Extent and Quality of Services to be Provided.  The Trustees considered the scope of services to be provided under the Advisory Agreement between the Trust and EWM noting that EWM will be providing investment management services to the Macro Opportunity Fund which include, but are not limited to, the following: (1) investing the Macro Opportunity Fund’s assets consistent with the Macro Opportunity Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Macro Opportunity Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by EWM on behalf of the Macro Opportunity Fund; and (5) selecting broker-dealers to execute orders on behalf of the Macro Opportunity Fund.  The Trustees considered EWM’s specific responsibilities in all aspects of day-to-day management of the Macro Opportunity Fund as well as the qualifications, experience and responsibilities of the Macro Opportunity Fund’s proposed portfolio managers and other key personnel at EWM.  The Trustees also considered the structure of EWM’s compliance procedures and the trading capability of EWM.  After reviewing EWM’s code of ethics and compliance policies and procedures, the Trustees concluded that the policies and procedures were reasonably designed to prevent violation of federal securities laws.  The Trustees evaluated EWM’s financial condition, noting that it appeared to be sufficiently capitalized to operate the Macro Opportunity Fund, and considered EWM’s history, reputation and resources.  The Trustees concluded that EWM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement.  The Trustees concluded that they are satisfied with the nature, extent and quality of services proposed to be provided by EWM to Macro Opportunity Fund pursuant to the Advisory Agreement with the Trust.

Cost of Advisory Services and Profitability.  The Trustees considered the proposed annual management fee to be paid by Macro Opportunity Fund to EWM in the amount of 0.75% of the Macro Opportunity Fund’s average annual daily net assets for services to be rendered to the Macro Opportunity Fund by EWM and its affiliates.  In this regard, the Trustees noted that EWM expects to subsidize all fees and expenses incurred and resulting from the provision of third-party shareholder and distribution services to Macro Opportunity Fund.  The Trustees also noted that EWM has contractually agreed to reimburse the

ADDITIONAL INFORMATION
December 31, 2011 (Unaudited) (continued)

Macro Opportunity Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses and acquired fund fees) do not exceed 1.25% of the Macro Opportunity Fund’s average daily net assets.  The Trustees concluded that EWM’s service relationship with the Fund will not be profitable initially.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses born by the Macro Opportunity Fund and those of funds within its Lipper benchmark category and noted that the Macro Opportunity Fund’s management fee and projected total expenses were equal to or lower than the average and median management fees (after fee waivers) and total expenses (after fee waivers and expense reimbursements) reported for the benchmark category.  While recognizing that it is difficult to compare advisory fees since advisory services provided may vary from one investment adviser to another, the Trustees concluded that EWM’s proposed advisory fee is reasonable.

Economies of Scale.  The Trustees considered whether the Macro Opportunity Fund would benefit from any economies of scale, noting that the investment advisory fee for the Macro Opportunity Fund does not contain breakpoints.  The Trustees noted the fact that the Macro Opportunity Fund is newly organized and that an increase in assets would most likely not decrease the amount of EWM advisory services required to be provided to the Macro Opportunity Fund.  The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time.

Other Benefits.  The Board considered any additional benefits to EWM, noting that EWM did not intend to use an affiliated broker-dealer to perform trading for the Macro Opportunity Fund.  The Board noted that EWM would continue its existing practice, which allows the use of soft dollar arrangements within the principles set out in Section 28(e) of the Securities Exchange Act of 1934, as amended, and that research services furnished by broker-dealers as a result of such arrangements may be beneficial to EWM and its other clients, as well as the Macro Opportunity Fund.  The Board also considered that conversely, the Macro Opportunity Fund may benefit from research services obtained by EWM from the placement of portfolio brokerage of other clients.  The Board also considered that the Macro Opportunity Fund intended to enter into a shareholder servicing agreement with EWM, identical to the current shareholder servicing agreement in place between The Wall Street Fund, Inc. and EWM, pursuant to which EWM will be able to compensate certain persons who provide shareholder services, including, among other things, answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Macro Opportunity Fund communications to shareholders.  The Board noted that for services provided under the shareholder servicing agreement, EWM would receive fees from the Macro Opportunity Fund at an annual rate of 0.25% of the average daily net assets of the Macro Opportunity Fund, identical to the current shareholder servicing fee paid to EWM by The Wall Street Fund, Inc.

Based upon all factors considered, the Board concluded that the overall arrangements between the Trust and EWM to be set forth in the Advisory Agreement between the Trust and EWM are fair and reasonable in light of the services to be performed, investment advisory fees to be paid and such other matters as the Trustees considered relevant.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Trust and its shareholders.

(This Page Intentionally Left Blank.)

TRUSTEES
Robert P. Morse, Chairman
Harlan K. Ullman
Kurt D. Volker

OFFICERS
Robert P. Morse, President
Michael R. Linburn,
  Executive Vice President & Secretary
Jian H. Wang, Executive Vice President & Treasurer
I. Andrew McLaughlin, Vice President

INVESTMENT ADVISER
Evercore Wealth Management, LLC
55 E. 52nd Street
23rd Floor
New York, New York  10055

CUSTODIAN
U.S. Bank, N.A.
1555 N. RiverCenter Dr., Suite 302
Milwaukee, Wisconsin  53212

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
P.O. Box 701
Milwaukee, Wisconsin  53201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, Ohio  44145

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53201

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
55 E. 52nd Street
23rd Floor
New York, New York  10055
(800) 443-4693
e-mail: linburn@evercore.com

Item 2. Code of Ethics.

 The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2011	FYE 12/31/2010
Audit Fees	14,000	N/A
Audit-Related Fees	0	N/A
Tax Fees	4,000	N/A
All Other Fees	0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2011	FYE 12/31/2010
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                      The Wall Street EWM Funds Trust

By (Signature and Title)*                               /s/Robert P. Morse
Robert P. Morse, President

Date     March 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                               /s/Robert P. Morse
Robert P. Morse, President

Date     March 8, 2012

By (Signature and Title)*                               /s/Jian H. Wang
Jian H. Wang, Treasurer

Date     March 8, 2012

* Print the name and title of each signing officer under his or her signature.